Filed Pursuant to Rule 497(k)(1)
[PIE CHART]
Fund Profile           January 1, 1999

THE STRONG MONEY MARKET FUND
THE STRONG MUNICIPAL MONEY MARKET FUND

This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-368-3863 or visiting our web site at www.strongfunds.com.
[STRONG LOGO]
STRONG FUNDS
WHAT ARE THE FUNDS' GOALS?
The STRONG MONEY MARKET FUND seeks current income, a stable share price, and daily liquidity.

The STRONG MUNICIPAL MONEY MARKET FUND seeks federally tax-exempt current income, a stable share price, and daily liquidity.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?
The MONEY MARKET FUND is managed to provide attractive yields and a stable share price of $1.00. It invests in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions. The MUNICIPAL MONEY MARKET FUND follows a similar strategy, but invests primarily in municipal securities. The managers may sell a holding if its fundamental qualities deteriorate, or to take advantage of more attractive yield opportunities.

Additional information about each Fund's investments is available in annual and semiannual reports to shareholders. Each Fund's reports discuss the market conditions and investment strategies that significantly affected performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
NOT INSURED: Investments in these Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in these Funds.

These Funds are appropriate for investors' immediate cash needs or as a permanent conservative part of a portfolio.

The return information provided illustrates how the Funds' performance can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that the Funds' past performance does not represent how they will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

Year   Money Market   Municipal Money
       Fund           Market Fund
-----  -------------  ---------------
 1988       7.5%            5.2%
-----  -------------  ---------------
 1989       9.2%            6.1%
-----  -------------  ---------------
 1990       8.1%            6.1%
-----  -------------  ---------------
 1991       6.1%            5.2%
-----  -------------  ---------------
 1992       3.7%            3.4%
-----  -------------  ---------------
 1993       2.9%            2.5%
-----  -------------  ---------------
 1994       4.0%            2.9%
-----  -------------  ---------------
 1995       6.2%            4.1%
-----  -------------  ---------------
 1996       5.3%            3.6%
-----  -------------  ---------------
 1997       5.3%            3.6%
-----  -------------  ---------------

BEST AND WORST QUARTERLY PERFORMANCE (DURING THE PERIODS SHOWN ABOVE)

FUND NAME                BEST QUARTER RETURN     WORST QUARTER RETURN
-----------------------  ----------------------  ----------------------
Money Market             2.4% (2nd Q 1989)       0.7% (3rd Q 1993)
-----------------------  ----------------------  ----------------------
Municipal Money Market   1.6% (2nd Q 1989)       0.6% (1st Q 1994)
-----------------------  ----------------------  ----------------------

AVERAGE ANNUAL TOTAL RETURNS
AS OF 9-30-98
FUND/INDEX             1-YEAR     5-YEAR     10-YEAR     SINCE INCEPTION
MONEY MARKET            5.35%     5.11%       5.68%      5.92% (10-22-85)
Salomon Bros. 3-Month
Treasury Bill Index     5.22%     5.02%       5.52%      5.68%
MUNICIPAL MONEY MARKET  3.59%     3.49%       4.16%      4.24% (10-23-86)
Salomon Bros. 3-Month
Treasury Bill Index     5.22%     5.02%       5.52%      5.61%

THE SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE AVERAGE YIELD OF THREE-MONTH TREASURY BILLS.

For current yield information on the Funds, call 1-800-368-3863.

WHAT ARE THE FUNDS' FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
The Funds are 100% no-load, so you pay no sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) The costs of operating each Fund are deducted from Fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND              MANAGEMENT FEES  OTHER EXPENSES*  TOTAL EXPENSES
----------------  ---------------  ---------------  ---------------
Money Market      0.50%            0.38%            0.88%**
----------------  ---------------  ---------------  ---------------
Municipal Money   0.50%            0.10%            0.60%
Market
----------------  ---------------  ---------------  ---------------

*OTHER EXPENSES HAVE BEEN ESTIMATED.
**TOTAL OPERATING EXPENSES DO NOT REFLECT THE INVESTMENT ADVISOR'S WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH SUCH WAIVERS AND/OR ABSORPTIONS, THE TOTAL OPERATING EXPENSES OF THE MONEY MARKET FUND WERE 0.48%. THESE WAIVERS AND ABSORPTIONS CAN BE TERMINATED AT ANY TIME.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND             1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------  --------  --------  --------  --------
Money Market     $90       $281      $488      $1,084
---------------  --------  --------  --------  --------
Municipal Money  $61       $192      $335      $750
Market
---------------  --------  --------  --------  --------

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?
Strong Capital Management serves as the investment advisor for the Funds.

Jay N. Mueller manages the MONEY MARKET FUND. He joined Strong as a portfolio manager in September 1991, and has over 15 years of investment experience.

Steven D. Harrop manages the MUNICIPAL MONEY MARKET FUND. He joined Strong as a portfolio manager in March 1991, and has 25 years of investment experience.

HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Funds.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.

- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment for a regular account is $2,500. There is a minimum $500 investment for an Education IRA, and $250 for an IRA or transfer or gift to minor account. Please note the Municipal Money Market Fund may not be appropriate for IRAs or Education IRAs. (For minimums on other retirement plans, call 1-800-368-2882.) If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50.

HOW CAN I SELL FUND SHARES?
There are several ways you can sell (redeem) your Fund shares.

- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.

DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Funds may pay income from interest on the bonds in their portfolios. The Funds declare income daily and distribute it monthly. Income will provide the entire return of these Funds.
                                                               CONTINUED...

Unless you elect otherwise, distributions of income will be automatically reinvested in the Fund that paid them. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Income is taxable at ordinary federal income tax rates. The income from the MUNICIPAL MONEY MARKET FUND is generally exempt from federal income taxes, but may be subject to state tax. In addition, investors who are subject to the Alternative Minimum Tax (AMT) may have to pay tax on a portion of their income from this Fund.

After the end of each calendar year, Strong sends shareholders a statement of the Funds' income distributions to assist in tax preparation.

WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.

- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Retirement plans for individuals and corporations

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night, or visit our web site at www.strongfunds.com.

[STRONG LOGO]
STRONG FUNDS
P.O. Box 2936, Milwaukee, Wisconsin 53201
Strong Funds Distributors, Inc. 9785K98

PMCA199

The following application is separate from the profile.

IRA ACCOUNT APPLICATION
STRONG PRIMEMANAGERSSM
P.O. Box 3235 Milwaukee, WI 53201 www.strongfunds.com
Please complete this form to establish your Strong Prime Managers IRA. - This form cannot be used to open a Strong IRA outside of the Strong Prime Managers program. - If you are opening more than one type of IRA (Traditional, Roth, SEP, or Rollover), please complete a separate Strong Prime Managers IRA Account Application for each type. - If this is a conversion from a Traditional IRA to a Roth IRA, simply complete a Strong Prime Managers Roth IRA Conversion Form. -If you have questions about this application, call toll-free: 1-800-368-1550.

1. Registration and Mailing Address
_______________________________________________
Owner's name (first, middle, last)
____________________________
Social Security number
___________________
Date of birth
_______________________________________________
Street or P.O. Box
___________________________________
E-mail address (optional)
___________________________________
City
(    )
__________________________
Daytime phone
_________        __________
State            Zip code
(    )
__________________________
Evening phone

__ U.S. citizen/Resident alien   or   __ Non-resident alien (Please specify
country of tax residency.):__________________________
If this account is for a minor, please contact us at 1-800-368-1470.
Duplicate statements and confirmations: If you would like account statements or trade confirmations sent to an additional address, please provide it below:
__________________________________
Name
__________________________________
Street or P.O. Box
________________________
City
__________            _____________
State                 Zip code

2. Employment Information
Industry regulations require that we gather employment and financial information, which will be kept confidential.
Employment Status of IRA Owner:  __Employed   or   __Unemployed   or  __ Retired
______________________________
Occupation
______________________________
Employer Name
______________________________
If not employed, please indicate source of income
__________________________
City
_________      _________
State          Zip code
Special employment information
Are you or is an immediate family member either employed by or affiliated with a member of an exchange or of the National Association of Securities Dealers, Inc.
(NASD)*, including Strong Funds Distributors, Inc.?    __ Yes     __ No
If yes, please list person affiliated, company name and position:_______________ Are you or is an immediate family member either a director, a 10% shareholder,
or a policy-making executive of a publicly-traded  company?    __ Yes     __ No
If yes, please list person affiliated, company name and position:_______________
* If yes, you must include a letter of account approval from your Compliance Officer. Notification of your intent to open an account will be sent to your employer in accordance with current regulation.

3. Your Beneficiary
Please indicate the individual(s) or entity(ies) who will receive the IRA funds upon the death of the IRA owner.
Note: If you desire to have multiple primary beneficiaries, list them on a separate sheet. Please include all information requested below for each additional beneficiary. If you are designating multiple primary beneficiaries, shares will be issued equally to all beneficiaries unless otherwise indicated. The sum of the percentages for all primary beneficiaries must equal 100.
_________________________________________________
Beneficiary's name (first, middle, last) or entity
_______________________________
Taxpayer identification number
____________________
Date of birth (if applicable)
_______________________________
Street or P.O. Box
_______________________________
Relationship to you (if applicable)
_______________________
City
(    )
_____________________
Daytime phone
_________        _____________
State            Zip code
(    )
_____________________
Evening phone
Spousal Consent: If you name someone other than your spouse and reside in a community or marital property state, including AZ, CA, ID, LA, NJ, NM, TX, WA, or WI, your spouse must consent. Signature of your spouse below represents consent to the beneficiary designation.
X_________________________________
Signature of spouse
_________________________
Date
                                                   Continued on next page

4. Financial Information
Overall Investment Objectives For This Account (choose one):
__ Preservation of Capital             __ Income
__ Trading or Speculation              __ Growth
Investment Knowledge:
__ None            __ Limited           __ Moderate        __ Extensive
Risk Tolerance:
__ Low                           __ Moderate                    __ High
Federal Tax Bracket:
__ 15%     __ 28%     __ 31%      __ over 31%
Annual Income (from all sources):
__ Under $15,000                                   __ $15,000 - $24,999
__ $25,000 - $49,999                               __ $50,000 - $99,999
__ $100,000 - $249,999                             __ $250,000+
Approximate Net Worth (excluding residence):
__ Under $30,000                                     __ $30,000 - $49,999
__ $50,000 - $99,999                                 __ $100,000 - $499,999
__ $500,000+

5. Retirement Account Type
Note: If this is a conversion from a Traditional IRA to a Roth IRA, simply complete a Strong Prime Managers Roth IRA Conversion Form instead.
__ TRADITIONAL IRA
   __ Individual Account Please choose one: __For tax year___($2,000 maximum*) or __ Rollover from another IRA
   __ Direct Rollover/Transfer (no maximum for a distribution from a Qualified Retirement Plan or 403(b)(7) plan). In addition, please complete a Strong Prime Managers Account Transfer Form.
   Please choose one:  __ IRA to IRA   __ Qualified Plan (403(b), 401(k),
Defined Contribution) to IRA  __ Rollover IRA to Rollover IRA
__ SEP-IRA (Simplified Employee Pension Plan) Each employee must complete a Strong Prime Managers IRA Account Application and the employer must complete IRS Form 5305-SEP.
  Please choose one: __ For tax year_______ or __ Rollover or transfer from another SEP-IRA
__ ROTH IRA  Please choose one:
__ Contributory Account:  __ For tax year_____($2,000 maximum*)  or
__Rollover from another Roth IRA
__ Transfer of assets from Roth IRA (no maximum). Also, please complete a Strong Prime Managers Account Transfer Form.
  Does this account contain any dollars from a 1998 Roth IRA Conversion? __ Yes If this box is not checked, we will assume no.
  *You must have a total balance of $5,000 or more in the Strong Prime Managers program.

6. Cash Management Fund
The initial deposit to open a Strong Prime Managers IRA account will be invested into the Strong Money Market Fund (023), unless opened by Direct Transfer from a fund on the Strong Prime Managers Fund Directory. Your initial deposit becomes available for investment into other Strong Prime Managers mutual funds the following business day. All future deposits will be made according to your instructions. If instructions are not provided, deposits will be credited to the Strong Money Market Fund.

7. Account Funding
Investment minimum
$5,000 is the minimum initial deposit to join the Strong Prime Managers program. Once your account has been established, you may move any amount into other Strong Prime Managers mutual funds, provided you meet each fund's minimum investment. $1,000 is the minimum for IRA fund positions; $2,500 is the minimum for Regular fund positions.
Please indicate how you will fund your Strong Prime Managers IRA account:
__ Check: $___________ (Please make payable to Strong Funds Distributors, Inc.)
__ Rollover Purchase: $___________ (Please make payable to Strong
Funds Distributors, Inc.)
This check represents an eligible rollover distribution from my employer's plan or from a previous IRA.
__ IRA Account Transfer*: A Strong Prime Managers Account Transfer Form must be attached.
__ Direct Transfer From Strong Funds*: If you own shares in a Strong mutual fund, you can transfer those shares into your new Strong Prime Managers IRA account within the SAME fund(s). Note: The account registration and fund selection for your Strong Prime Managers IRA account and your Strong Funds IRA account must be identical.
Authorization to Transfer from Strong Funds*: Please transfer the following mutual fund(s) owned directly at Strong Funds to my Strong Prime Managers IRA account. I understand my Strong Prime Managers IRA account registration must be identical to that of my Strong Funds IRA account(s).
Note: Checks must be made payable to Strong Funds Distributors, Inc. We cannot accept third-party checks or checks drawn on banks outside the U.S.
______________________________________
Fund name
____________________________
Account number
$        or          %
______________________
Transfer amount
______________________________________
Fund name
____________________________
Account number
$        or           %
_______________________
Transfer amount
* Banking information and all account options associated with the Automatic Investment Plan, Systematic Withdrawal Plan, Automatic Exchange Plan, telephone redemption, telephone exchange, and telephone purchase features on your mutual fund accounts cannot be transferred automatically. Please complete section 9 of this Account Application to obtain these features, or call 1-800-368-1550 for the additional form(s).

8. Notice of Withholding Upon Distribution
You must make a federal income tax withholding election on any distribution made from your IRA account. If you do not select a withholding option, Strong Funds Distributors, Inc. will withhold 10% from any distributions from your Strong Prime Managers IRA account as a prepayment of federal income tax.
Please choose one: __ I do not want federal income tax withheld from my IRA distribution.
         __ I want federal income tax of 10% withheld from my IRA distribution. I understand that I am still liable for the payment of federal income tax on the amount received. I also understand that if my payments of the estimated tax and withholding are insufficient, I may be subject to federal income tax penalties under the estimated tax payment rules.

9. Account Options
[PICTURE OF VOIDED CHECK]
Automatic Investment Plan (AIP)
You must include a voided bank check if you are establishing an Automatic Investment Plan, telephone purchase, or telephone redemption via electronic funds transfer (EFT) or wire transfer.
The AIP option allows you to make automatic purchases from your bank account into your Strong Money Market Fund position. If you would like to add the AIP option to any other fund positions, please contact us at 1-800-368-1550.
Amount invested each time ($50 minimum) $___________
Investment frequency:  __ Once a month on the____ day of the month   or
__ Twice a month on the____ and___ days of the month.
You may change your investment amount at any time with a 3-business-day notice by simply calling or writing us. If no date is chosen, your bank account will be debited on the 15th day of the month. If no dollar amount is chosen, your bank account will be debited $50 on the day(s) selected. If the date you select falls on a weekend or holiday, your bank account will be debited on the next business day. This service is governed by the terms set forth in the Strong Prime Managers Customer Agreement (the "Customer Agreement") and the rules of the Automated Clearing House.
All purchases made between January 1 and April 15 are to be considered: (please choose one)
__ Current year purchases     __ Prior year purchases
If no box is checked, all investments will be considered current year purchases. Any changes to this election must be made in writing before the purchase occurs.
Telephone Transaction Privileges
Each of these telephone privileges will be added to your account. If you do NOT want these options, check the boxes below. A voided check MUST be enclosed to receive the telephone purchase option with this application.
Telephone Purchase--you can purchase shares of a fund by phone with payment from your designated bank account by EFT. This option cannot be established on a Strong Prime Managers Roth IRA Conversion account. __ I do not want Telephone Purchase.
Telephone Exchange--you can sell shares of a fund by phone and use this money to buy shares in another Strong Prime Managers fund. Certain funds assess an
early redemption fee.    __ I do not want Telephone Exchange.
Telephone Redemption--you can sell shares of a fund by phone and have the money sent to your address (in section 1), or to your bank account (via EFT or wire).
Certain funds assess an early redemption fee.   __ I do not want Telephone
Redemption.
We use care to ensure that instructions communicated by phone are genuine. Strong Funds Distributors, Inc. may not be liable for losses due to unauthorized or fraudulent instructions. For more details about these account options (including fees, minimums, and bank information), refer to section 11 of this application and the Customer Agreement.

10. Statement Options
Note: Single accounts with identical Social Security numbers are automatically linked for statement purposes. All other accounts are issued their own statement unless noted otherwise.*
If you would like to have this new Strong Prime Managers IRA account linked with another Strong Prime Managers or Strong Advisor((reg.tm)) account for consolidated reporting on one monthly statement, please list below the other accounts that you would like to be linked. Note: All linked accounts MUST have the same mailing address AND have at least one name in common with the account registration in Section 1. If you would like to link more than two accounts, please list them on a separate sheet.
_______________________________________________________________________
Name(s)/Registration on Strong Advisor or Strong Prime Managers Account
_______________________________________________________________________
Name(s)/Registration on Strong Advisor or Strong Prime Managers Account
________________________________
Account number
________________________________
Account number
* Strong Funds not held through the Strong Prime Managers program cannot be linked with Strong Prime Managers accounts.
                                                   Continued on next page

11. Bank Information
If you want the Automatic Investment Plan (AIP), telephone redemption to your bank account or telephone purchase with payment by EFT, please attach a voided bank check. This check must be for the bank account into which funds should be deposited by EFT or wire (for telephone redemption) and from which funds should be withdrawn by EFT (for AIP or telephone purchase). If a voided bank check is not enclosed with this application, but you do include a personal investment check to open this account, we will use the bank information contained in that check as the bank account from which funds should be withdrawn for the AIP. If you initiate a telephone purchase before 3:00 p.m. Central Time, the transfer of funds from your bank account will normally occur on the following banking day. Neither Strong Funds Distributors, Inc. ("SFDI"), the applicable fund nor its transfer agent will be responsible for banking system delays beyond its control. Your bank account registration MUST have one name in common with your Strong Prime Managers account registration in section 1. The following authorization is required for EFT transactions: By signing section 12, I authorize my bank to honor all entries to my bank account initiated through Firstar Bank Milwaukee, N.A. on behalf of SFDI. Neither SFDI, the applicable fund nor its transfer agent will be liable for acting upon instructions believed genuine and in accordance with SFDI's procedures, the prospectus, and the Customer Agreement. When AIP or telephone purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed personally by me. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall have no liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until five banking days after receipt by SFDI of my written notification to cancel the authorization.
[PICTURE OF VOIDED CHECK]
Please include a voided bank check if you are establishing an AIP, telephone purchase, or telephone redemption via EFT or wire transfer.

12. Agreement and Signatures
Please read carefully and sign in ink below to open your Strong Prime Managers account.
I hereby request that SFDI open a Strong Prime Managers IRA account in the name listed as account owner on this application. By signing this form, I agree with all of the following:
I adopt the Strong Prime Managers IRA and appoint the custodian or its agent to perform those functions and appropriate administrative services specified in the Strong Prime Managers IRA Custodial Agreement. I have read and understand the IRA Custodial Agreement and Disclosure Statement.
I acknowledge that I have read, understood, and agree to be bound by the terms and conditions set forth in the Customer Agreement currently in effect and as amended from time to time. I acknowledge that I have received the current profile and/or prospectus for the Fund(s) in which I am investing, and agree to be bound by the terms of the prospectus which may be revised from time to time. I will obtain and read the current fund profile and/or prospectus for each fund into which I may exchange before I request the exchange. I represent that I am of legal age and have legal capacity to make this purchase.
I will refer to the Customer Agreement and applicable prospectus(es) for possible fund restrictions and fees.
If I am opening a Traditional IRA with a distribution from an employer-sponsored retirement plan, I elect to treat the distribution as a partial or total distribution and certify that the distribution qualifies as a rollover contribution.
I acknowledge that SFDI may receive payment for providing recordkeeping and shareholder services to the funds available through Strong Prime Managers. Please note that this Strong Prime Managers IRA account contains a pre-dispute arbitration clause, found in Section III.D., on pages 9 and 10 of the Customer Agreement. I acknowledge receipt of the pre-dispute arbitration clause.
I understand the following fees may be collected by redeeming sufficient shares from each account balance: (1) an annual $10 maintenance fee per account ($30 maximum), (2) a $10 account liquidation fee and (3) a $10 transfer fee. The custodian may change the fee schedule.
You can invest after reviewing the profile or prospectus. To receive a prospectus, please call 1-800-368-3863.
To complete the application, you must sign and date here. X_______________________________________
Your signature
________________________________________
Please print name
________________________
Date
Before you mail, have you:  __ Entered your Social Security number in section 1?
                            __ Enclosed your check made payable to Strong Funds
Distributors, Inc. or included a Strong Prime Managers Account Transfer Form?
                            __ Included a voided check (if applicable)?
                            __ Signed your application in section 12?

For Internal Use Only.  Approved by______________________   Date_______________

[STRONG LOGO]
PMIAPP11.98
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The following application is separate from the profile.

Account Transfer Form
STRONG PRIMEMANAGERSSM
P.O. Box 3235 Milwaukee, WI 53201 www.strongfunds.com
Please complete this form to transfer regular or retirement assets from other firms to your Strong Prime Managers account. - To ensure accuracy, please return this form along with a copy of your latest account statement for the account you are transferring. - To convert a Traditional IRA to a Roth IRA, please complete a Strong Prime Managers Roth IRA Conversion Form. - If you would like to transfer assets from more than one financial institution, please request additional Transfer Forms. - If you have questions about this application, call toll-free: 1-800-368-1550.
1. Account Registration
__________________________________________________
Name of owner, trustee, corporation or custodian
__________________________________________________
Name of joint owner, co-trustee, or minor
____________________________________
Social Security or Tax I.D. number
____________________________________
Social Security number
(    )
________________________
Daytime phone
(    )
________________________
Evening phone

2. Type of Account You Are Transferring FROM:
Please use one transfer form for each type of account that is being transferred. Check the appropriate box:
Non-Retirement
__ Individual    __ Joint       __ Custodian (UGMA/UTMA) __ Other_______________
                                                               (please specify)
__ Corporate     __ Estate      __ Trust
Retirement
__ Traditional IRA      __ Direct Rollover
__ Roth IRA*            __ SEP-IRA

*  Does this account contain any dollars from a 1998 Roth IRA Conversion?
__ Yes. If this box is not checked, we will assume no.
Note: To convert a Traditional IRA to a Roth IRA, please complete a Strong Prime Managers Roth IRA Conversion Form.

3. Strong Prime Managers Account You Are Transferring INTO:
New Accounts
For new accounts, please complete a Strong Prime Managers Account Application or Strong Prime Managers IRA Account Application. The initial deposit to open a Strong Prime Managers account will be invested into your Cash Management Fund, unless opened by Direct Transfer from a fund on the Strong Prime Managers Fund Directory. Please skip to section 4 and continue.
Existing Accounts
If you are transferring assets to an existing Strong Prime Managers account, please complete the information below. Allocations must equal 100. If no amount or percentage is chosen, we will assume equal distribution among fund positions.
______________________________________
Strong Prime Managers account number
______________________________________
Fund position or ticker (if available)
$             or            %
_____________________________
Allocation amount
______________________________________
Fund position or ticker (if available)
$             or            %
_____________________________
Allocation amount
______________________________________
Fund position or ticker (if available)
$             or            %
_____________________________
Allocation amount

4. Institution Transferring From
Please send all transfer requests at least 3 weeks before maturity to ensure sufficient time to complete your transfer.
Note: There may be penalties for withdrawing certain investments before their maturity. Please contact your current financial institution to determine the applicable penalty, if any. For IRA transfers: If you are 70 1/2 or older, please contact your current custodian to satisfy this year's required minimum distribution before your transfer is made.
____________________________________________________________________
Current institution's name (bank, savings & loan, mutual fund, etc.)
________________________________________________________
Account name and number or certificate of deposit number
____________________________________
Contact person (if known)
____________________________________
Street or P.O. Box
(    )
_______________________
Phone
_______________________
City
_____________________________
Maturity date (if applicable)
__________________
State    Zip code
IMPORTANT: A complete copy of a recent statement for the account you are transferring is required to ensure accuracy.

5. Important Information if Initiating a Direct Rollover From Your Qualified Retirement Plan
If you are initiating a direct rollover from your qualified plan or 403(b) plan, please contact your current plan administrator to determine if there are additional documents required to complete the rollover.
Please be aware that once direct rollover assets are combined with other retirement accounts, they cannot be separated and returned to a qualified plan
                                                   Continued on next page

6. Assets to be Transferred
Cash, Certificate of Deposit ("CD"), IRA or Qualified Retirement/ 403(b) Plan
To current Custodian or Plan Administrator: Please consider this your authorization to send my cash, CD, IRA or my distribution from my qualified retirement plan or 403(b) plan to Strong Prime Managers. Please sell all assets immediately if no selection is checked below.
1.  Please SELL  __ all, or  __ partial: $______________ or __________% of my assets in the account referenced in section 4.
2. Please SELL __ immediately, or __ at maturity. Note: There may be penalties for withdrawing certain investments before their maturity. Please contact your current custodian or plan administrator to determine the applicable penalty, if any. Please send all transfer requests at least 3 weeks before maturity to allow for proper time limitations.
Direct Transfer of Non-Retirement Mutual Fund Assets (transfers done in-kind) Please use one form for each mutual fund company. Strong Prime Managers will transfer all shares in-kind into the identical fund(s) upon receipt and, unless indicated differently on your Strong Prime Managers Account Application, reinvest your dividends and capital gains in fund shares. Please note that Strong Prime Managers can only accept direct transfers of funds on the Strong Prime Managers Fund Directory. A Strong Prime Managers Fund Directory is included in the fulfillment kit or call 1-800-368-1550 to verify if the fund(s) is (are) offered through Strong Prime Managers. Please attach an additional sheet to designate additional funds if necessary. If no amount or percentage is indicated, all shares will be transferred.
1. __Please transfer ALL of my assets in the account referenced in Section 4, OR
2. __Please transfer the following assets from my account:
_____________________________
Complete name of fund
_____________________________
Ticker (if available)
$           or               %
_____________________________
Amount or percentage
_____________________________
Complete name of fund
_____________________________
Ticker (if available)
$           or               %
_____________________________
Amount or percentage

7. Agreement and Signatures
To delivering financial institution: Unless otherwise indicated, please transfer all assets in my account to Strong Funds Distributors, Inc. I understand that to the extent any assets in my securities account are not readily transferable, with or without penalties such assets may not be transferred within the time frames required by New York Stock Exchange Rule 412 or similar rule of the National Association of Securities Dealers, Inc. or other designated examining authority. Unless otherwise indicated in the instructions above, I authorize you to liquidate any non-transferable proprietary money market and/or other mutual fund assets that are part of my account and transfer the resulting credit balance to the successor custodian. I understand that you will contact me with respect to the disposition of any other assets in my securities account that are non-transferable. I authorize you to deduct any outstanding fees due you from the credit balance in my account. If my account does not contain a credit balance, or if the balance in my account is insufficient to satisfy any outstanding fees due you, I authorize you to liquidate assets in my account to the extent necessary to satisfy that obligation. I understand that upon receiving a copy of this transfer information, you will cancel all open orders for my account on your books. I affirm that I have destroyed or returned to you credit/debit cards and/or unused checks issued to me in connection with my existing account.
For Transfers to Retirement Accounts: I agree to transfer those assets which can be held in my account, as described in the relevant custodial agreement or plan document. If I have selected to combine my IRA assets, I understand that I may forfeit the right to reinvest my rollover IRA in an employer-sponsored retirement plan in the future.
You can invest after reviewing the profile or prospectus. To receive a prospectus, please call 1-800-368-3863.
To complete the transfer, you must sign and date here. X__________________________________________
Signature (owner, trustee, custodian, etc.)
X__________________________________________
Signature guarantee*
________________
Date
X__________________________________________
Signature (joint owner, co-trustee, co-fiduciary, etc.) X__________________________________________
Signature guarantee*
________________
Date
* Please call your current custodian or other institution from which you are transferring to determine if a signature guarantee or other documentation is required. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the Securities and Exchange Commission. These institutions include banks, savings associations, credit unions, and brokerage firms. The words "SIGNATURE GUARANTEED" must be stamped or typed near each of your signatures being guaranteed. The guarantee must appear with the printed name, title and signature of an officer and the name of the guarantor institution. Please note that a Notary Public Stamp or seal is not acceptable. The custodian of the Strong Prime Managers IRA (Firstar Trust Company, or any successor thereto) will complete this acceptance agreement. As custodian of the Strong Prime Managers IRA, we will accept the direct rollover or IRA transfer requested. To ensure proper credit, please return a copy of this form with your check made payable to Strong Funds Distributors, Inc. X__________________________________
Authorized custodian signature
____________________
Date
Strong Prime Managers will make every effort to transfer your assets as quickly as possible, but the actual transfer time depends largely on the firm currently holding your assets.
Strong Prime Managers is a service of Strong Funds Distributors, Inc. Member NASD, SIPC.
PMTRAN11.98

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